FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2016
FINANCIAL STATEMENT SCHEDULE I [Abstract]
FINANCIAL STATEMENT SCHEDULE I
FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEET

DECEMBER 31, 2015 AND 2016
(In U.S. dollars, except share and per share data)

	December 31,
	2015	2016
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$2,563,083	$2,943,502
Prepaid expenses and other current assets	193,583	223,559

Total current assets	2,756,666	3,167,061
Investments in subsidiaries	238,112,877	267,322,549

TOTAL ASSETS	$240,869,543	$270,489,610

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$406,088	$389,849
Amount due to a related party	-	—
Income tax payable	108,992	—

Total current liabilities	515,080	389,849

EQUITY
Ordinary shares ($0.0001 per value 500,000,000 shares authorized as of December 31, 2015 and 2016; 279,214,103 and 279,214,103 shares issued as of December 31, 2015 and 2016, respectively and 260,836,578 and 262,956,278 shares outstanding as of December 31, 2015 and 2016, respectively)	26,320	26,532
Additional paid in capital	236,358,070	240,111,533
Retained Earnings (accumulated deficit)	(3,061,404)	40,432,352
Accumulated other comprehensive income (loss)	8,780,313	(8,721,820)
Treasury stock	(1,748,836)	(1,748,836)

Total shareholders’ equity	240,354,463	270,099,761

TOTAL LIABILITIES AND EQUITY	$240,869,543	$270,489,610

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2014, 2015 AND 2016
(In U.S. dollars)

	Year ended December 31,
	2014	2015	2016
OPERATING EXPENSES
General and administrative	$(2,738,085)	$(4,142,634)	$(3,175,482)
Research and development	(12,310)	-	-

Total operating expenses	(2,750,395)	(4,142,634)	(3,175,482)

LOSS FROM OPERATION	(2,750,395)	(4,142,634)	(3,175,482)
Interest income	8,144	1,641	-
Exchange gain	-	118,679	-
Income tax expense	-	(108,992)	-
Other income	-	-	-

NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(2,742,251)	(4,131,306)	(3,175,482)
Equity in earnings of subsidiaries	19,391,427	17,088,195	46,669,238

Net income attributable to Daqo New Energy Corporation ordinary shareholders	$16,649,176	$12,956,889	$43,493,756

Other comprehensive (loss) income:
Foreign currency translation adjustments	(3,662,013)	(11,256,870)	(17,502,133)
Total other comprehensive loss	(3,662,013)	(11,256,870)	(17,502,133)
Comprehensive income	$12,987,163	$1,700,019	$25,991,623

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENT OF CHANGES IN EQUITY

FOR YEARS ENDED DECEMBER 31, 2014, 2015 AND 2016
(In U.S. dollars, except share and per share data)

						Accumulated
					Retained	other
				Additional	earnings (accumulated)	comprehensive
	Ordinary shares		Treasury Stock	paid in capital	losses)	income (loss)	Total
	Number	$

Balance at January 1, 2014	173,427,853	$17,343	$(398,672)	$146,676,163	$(32,667,469)	$23,699,196	$137,326,561

Net income					16,649,176		16,649,176
Other comprehensive loss						(3,662,013)	(3,662,013)
Share-based compensation				1,792,819			1,792,819
Option Exercised	150,000	15		37,065			37,080
Follow-on equity offering, net of issuance cost of $3,375,553	50,000,000	5,000		54,619,447			54,624,447

Balance at December 31, 2014	223,577,853	22,358	(398,672)	203,125,494	(16,018,293)	20,037,183	206,768,070

Net income					12,956,889		12,956,889
Other comprehensive loss						(11,256,870)	(11,256,870)
Share-based compensation				3,687,951			3,687,951
Option Exercised	1,115,625	112		275,671			275,783
Follow-on equity offering, net of issuance costs of $2,033,041	38,500,000	3,850		27,993,109			27,996,959
Repurchase of Stock	(2,356,900)		(1,350,164)				(1,350,164)
Capital injection from noncontrolling shareholders				1,275,845			1,275,845

Balance at December 31, 2015	260,836,578	26,320	(1,748,836)	236,358,070	(3,061,404)	8,780,313	240,354,463

Net income					43,493,756		43,493,756
Other comprehensive loss						(17,502,133)	(17,502,133)
Share-based compensation				2,702,089			2,702,089
Option Exercised	2,119,700	212		1,051,374			1,051,586

Balance at December 31, 2016	262,956,278	26,532	(1,748,836)	240,111,533	40,432,352	(8,721,820)	270,099,761

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2014, 2015 AND 2016
(In U.S. dollars)

	Year ended December 31,
	2014	2015	2016
OPERATING ACTIVITIES
Net (loss) income	$16,649,176	$12,956,889	$43,493,756
Share of results of subsidiaries	(19,391,427)	(17,088,195)	(46,669,238)
Share-based compensation	1,792,819	3,687,951	2,702,089
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(27,195)	11,099	(29,976)
Changes in other current liabilities	(26,901)	(96,166)	(58,806)
Amount due to a related party	286,526	(286,526)	—
Income tax payable	—	108,992	(108,992)
Net cash used in operating activities	(717,002)	(705,956)	(671,167)
INVESTING ACTIVITIES
Capital contributed to subsidiaries	(54,638,421)	(33,256,774)	—
Cash collected from subsidiaries when liquidation	—	—	—
Disposition of minority interest in subsidiary	—	5,110,085	—
Net cash used in investing activities	(54,638,421)	(28,146,689)	—
FINANCING ACTIVITIES
Repurchase of ordinary shares	—	(1,350,164)	—
Proceeds from follow-on equity offering	58,000,000	30,030,000	—
Insurance cost for follow-on equity offering	(3,375,553)	(2,033,041)	—
Proceeds from options exercised	37,080	275,783	1,051,586
Net cash provided by financing activities	54,661,527	26,922,578	1,051,586
NET DECREASE IN CASH AND CASH EQUIVALENTS	(693,896)	(1,930,067)	380,419
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	5,187,046	4,493,150	2,563,083
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$4,493,150	$2,563,083	$2,943,502

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.
Notes to Schedule I

1.
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.
The condensed financial information of Daqo New Energy Corp has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividend was paid by the Company's subsidiaries to their parent company in 2016.

4.
As of December 31, 2016, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.